CURRENT AND NON-CURRENT EMPLOYEE BENEFITS - Employee benefits (Details) - CLP ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Employee benefits
Current	$ 48,391,806	$ 35,012,072
Non-current	17,409,793	14,139,670
Total	65,801,599	49,151,742
Accrued vacation
Employee benefits
Total	25,773,244	18,630,043
Participation in profits and bonuses
Employee benefits
Total	22,618,562	15,538,771
Severance indemnity
Employee benefits
Total	$ 17,409,793	$ 14,982,928